Portfolio of Investments (unaudited)
As of January 31, 2025
abrdn Australia Equity Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value
COMMON STOCKS—105.7%
AUSTRALIA—91.5%
410,705	ALS Ltd.	Professional Services—3.1%	$ 4,140,617
266,023	ANZ Group Holdings Ltd.	Banks—3.7%	5,023,464
154,119	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure—5.3%	7,166,471
72,508	AUB Group Ltd.	Insurance—1.1%	1,429,154
451,858	BHP Group Ltd.	Metals & Mining—8.2%	11,097,489
58,719	CAR Group Ltd.	Interactive Media & Services—1.1%	1,463,242
9,762	Cochlear Ltd.	Health Care Equipment & Supplies—1.4%	1,921,372
163,347	Commonwealth Bank of Australia	Banks—11.9%	16,119,440
314,006	Goodman Group, REIT	Industrial REITs—5.2%	7,002,382
46,491	HUB24 Ltd.	Capital Markets—1.7%	2,301,636
890,201	Insurance Australia Group Ltd.	Insurance—3.7%	5,048,554
68,499	James Hardie Industries PLC, CDI(a)	Construction Materials—1.7%	2,302,324
33,481	JB Hi-Fi Ltd.	Specialty Retail—1.5%	2,088,925
31,560	Macquarie Group Ltd.	Capital Markets—3.4%	4,668,751
1,881,127	Mirvac Group, REIT	Diversified REITs—1.7%	2,275,640
344,945	National Australia Bank Ltd.	Banks—6.3%	8,500,014
454,000	Northern Star Resources Ltd.	Metals & Mining—3.6%	4,805,009
304,867	Origin Energy Ltd.	Electric Utilities—1.4%	1,966,200
447,858	Pilbara Minerals Ltd.(a)	Metals & Mining—0.5%	628,146
27,161	Pro Medicus Ltd.	Health Care Technology—3.4%	4,648,220
70,805	Rio Tinto PLC	Metals & Mining—3.2%	4,264,011
49,221	SGH Ltd.	Trading Companies & Distributors—1.1%	1,452,176
1,987,454	Telstra Group Ltd.	Diversified Telecommunication Services—3.6%	4,852,151
403,096	Transurban Group	Transportation Infrastructure—2.5%	3,320,332
831,543	Viva Energy Group Ltd.(b)	Oil, Gas & Consumable Fuels—1.0%	1,324,915
105,013	Wesfarmers Ltd.	Broadline Retail—3.7%	4,946,571
238,000	Westpac Banking Corp.	Banks—3.6%	4,938,222
12,203	WiseTech Global Ltd.	Software—0.7%	923,800
192,997	Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels—2.2%	2,941,425
	Total Australia		123,560,653
CANADA—0.5%
124,000	Capstone Copper Corp., CDI(a)	Metals & Mining—0.5%	707,354
NEW ZEALAND—3.6%
43,143	Xero Ltd.(a)	Software—3.6%	4,855,962
UNITED STATES—10.1%
44,794	CSL Ltd.	Biotechnology—5.7%	7,733,360
235,212	ResMed, Inc., CDI	Health Care Equipment & Supplies—4.4%	5,845,649
	Total United States		13,579,009
	Total Common Stocks		142,702,978
SHORT-TERM INVESTMENT—0.3%
UNITED STATES—0.3%
354,782	State Street Institutional U.S. Government Money Market Fund, Premier Class(c)		354,782
	Total Short-Term Investment		354,782
	Total Investments—106.0% (cost $111,350,181)		143,057,760
	Liabilities in Excess of Other Assets—(6.0%)		(8,047,413)
	Net Assets—100.0%		$135,010,347

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2025.

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2025
abrdn Australia Equity Fund, Inc.

CDI	Chess Depository Interest
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
3